Events occurring after the reporting period	6 Months Ended
Dec. 31, 2019
Events Occurring After Reporting Period [Abstract]
Events occurring after the reporting period

8 Events occurring after the reporting period

No other matter or circumstance has arisen since 31 December 2019 that has significantly affected, or may significantly affect the group's operations, the results of those operations, or the group's state of affairs in future financial years.